THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (71.16%)
COMMUNICATIONS (0.36%)
Media (0.36%)
Take-Two Interactive Software, Inc. (a)	10,349	$1,706,860

TOTAL COMMUNICATIONS		1,706,860

CONSUMER DISCRETIONARY (8.47%)
Consumer Discretionary Products (4.66%)
Gentex Corp.	366,470	12,141,151
Gentherm, Inc. (a)	44,772	2,155,772
LGI Homes, Inc. (a)	36,758	4,337,811
Under Armour, Inc. , Class A(a)	482,930	3,679,927
		22,314,661

Consumer Discretionary Services (2.38%)
Royal Caribbean Cruises, Ltd. (a)	66,644	8,497,110
Strategic Education, Inc.	31,052	2,920,751
		11,417,861

Retail & Whsle - Discretionary (1.43%)
Floor & Decor Holdings, Inc. , Class A(a)	65,962	6,633,139
Stitch Fix, Inc. , Class A(a)	62,314	199,405
		6,832,544

TOTAL CONSUMER DISCRETIONARY		40,565,066

ENERGY (4.06%)
Oil & Gas (4.06%)
Core Laboratories, Inc.	32,247	508,535
Coterra Energy, Inc.	371,382	9,239,984
Southwestern Energy Co. (a)	1,507,524	9,723,530
		19,472,049

TOTAL ENERGY		19,472,049

HEALTH CARE (5.39%)
Health Care (5.39%)
Align Technology, Inc. (a)	48,317	12,916,100
Intuitive Surgical, Inc. (a)	27,295	10,323,515
Myriad Genetics, Inc. (a)	119,476	2,555,592
		25,795,207

TOTAL HEALTH CARE		25,795,207

INDUSTRIALS (9.19%)
Industrial Products (5.75%)
Cognex Corp.	185,508	6,704,259
Generac Holdings, Inc. (a)	28,824	3,276,424
Graco, Inc.	43,784	3,734,775
Proto Labs, Inc. (a)	115,345	4,162,801
Snap-on, Inc.	33,361	9,672,355
		27,550,614

		Value
	Shares	(Note 2)
INDUSTRIALS (continued)
Industrial Services (3.44%)
Alarm.com Holdings, Inc. (a)	131,426	$7,993,330
Landstar System, Inc.	31,606	6,059,502
MSC Industrial Direct Co., Inc. , Class A	24,516	2,419,239
		16,472,071

TOTAL INDUSTRIALS		44,022,685

TECHNOLOGY (43.69%)
Software & Tech Services (7.23%)
Akamai Technologies, Inc. (a)	121,431	14,963,942
Autodesk, Inc. (a)	37,045	9,402,392
Intuit, Inc.	15,013	9,478,157
Paychex, Inc.	6,506	791,975
		34,636,466

Tech Hardware & Semiconductors (36.46%)
Arista Networks, Inc. (a)	60,657	15,690,753
Dolby Laboratories, Inc. , Class A	113,187	9,414,895
Garmin, Ltd.	88,200	10,539,018
InterDigital, Inc.	45,019	4,729,246
IPG Photonics Corp. (a)	37,687	3,689,180
Microchip Technology, Inc.	166,007	14,140,476
Plexus Corp. (a)	139,018	13,167,785
Power Integrations, Inc.	155,567	11,661,302
Pure Storage, Inc. , Class A(a)	394,706	15,784,293
Semtech Corp. (a)	45,375	900,240
Super Micro Computer, Inc. (a)	134,467	71,215,068
Viasat, Inc. (a)	163,161	3,627,069
		174,559,325

TOTAL TECHNOLOGY		209,195,791

TOTAL COMMON STOCKS
(Cost $202,467,011)		$340,757,658

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (19.88%)
COMMUNICATIONS (1.06%)
Cable & Satellite (0.27%)
Comcast Corp.
2.650% 02/01/2030	$1,440,000	$1,295,847

Entertainment Content (0.26%)
Paramount Global
7.875% 07/30/2030	1,140,000	1,244,181

Wireless Telecommunications Services (0.53%)
AT&T, Inc.
4.350% 03/01/2029	1,280,000	1,259,106
Verizon Communications, Inc.
4.329% 09/21/2028	1,264,000	1,246,692
		2,505,798

TOTAL COMMUNICATIONS		5,045,826

CONSUMER DISCRETIONARY (2.00%)
Airlines (0.25%)
Southwest Airlines Co.
3.450% 11/16/2027	1,244,000	1,183,487

	Principal	Value
	Amount	(Note 2)
CONSUMER DISCRETIONARY (continued)
Automobiles Manufacturing (0.23%)
General Motors Co.
5.400% 10/15/2029	$1,100,000	$1,117,733

Consumer Services (0.26%)
Cintas Corp. No 2
6.150% 08/15/2036	1,120,000	1,225,850

Restaurants (0.52%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	1,121,000	1,267,900
Starbucks Corp.
4.000% 11/15/2028	1,270,000	1,245,841
		2,513,741

Retail - Consumer Discretionary (0.74%)
Advance Auto Parts, Inc.
3.900% 04/15/2030	1,394,000	1,246,670
Amazon.com, Inc.
5.200% 12/03/2025	1,035,000	1,047,573
Lowe's Cos., Inc.
3.650% 04/05/2029	1,305,000	1,254,066

TOTAL CONSUMER DISCRETIONARY		9,589,120

CONSUMER STAPLES (0.78%)
Consumer Products (0.26%)
Clorox Co.
3.100% 10/01/2027	1,300,000	1,234,364

Food & Beverage (0.26%)
Hormel Foods Corp.
1.700% 06/03/2028	1,400,000	1,252,492

Mass Merchants (0.26%)
Costco Wholesale Corp.
1.600% 04/20/2030	1,480,000	1,257,531

TOTAL CONSUMER STAPLES		3,744,387

ENERGY (2.43%)
Exploration & Production (0.48%)
ConocoPhillips Co.
3.350% 05/15/2025	1,100,000	1,076,161
Devon Energy Corp.
5.850% 12/15/2025	1,200,000	1,214,342
		2,290,503

Integrated Oils (0.26%)
BP Capital Markets America, Inc.
4.893% 09/11/2033	1,253,000	1,259,744

Pipeline (1.43%)
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	939,000	841,461
El Paso Natural Gas Co. LLC
7.500% 11/15/2026	1,000,000	1,061,904
Energy Transfer LP
5.250% 04/15/2029	1,245,000	1,258,750
Enterprise Products Operating LLC
3.125% 07/31/2029	1,355,000	1,260,579
MPLX LP
2.650% 08/15/2030	1,463,000	1,269,582

	Principal	Value
	Amount	(Note 2)
ENERGY (continued)
Pipeline (continued)
ONEOK, Inc.
6.875% 09/30/2028	$1,062,000	$1,134,729
		6,827,005

Refining & Marketing (0.26%)
Phillips 66
2.150% 12/15/2030	1,498,000	1,267,960

TOTAL ENERGY		11,645,212

FINANCIALS (3.79%)
Banks (1.02%)
Regions Financial Corp.
1.800% 08/12/2028	1,465,000	1,264,526
Truist Financial Corp., Series MTN
3.875% 03/19/2029	1,364,000	1,280,287
US Bancorp, Series DMTN
3.000% 07/30/2029	1,416,000	1,279,444
Wachovia Corp.
7.574% 08/01/2026	995,000	1,049,763
		4,874,020

Commercial Finance (0.27%)
GATX Corp.
4.700% 04/01/2029	1,275,000	1,267,942

Consumer Finance (0.47%)
American Express Co.
3.300% 05/03/2027	1,176,000	1,126,093
Capital One Financial Corp.
4.200% 10/29/2025	1,150,000	1,130,770
		2,256,863

Diversified Banks (0.78%)
Bank of America Corp., Series L
4.183% 11/25/2027	1,280,000	1,249,613
Citigroup, Inc.
4.125% 07/25/2028	1,300,000	1,259,757
JPMorgan Chase & Co.
4.125% 12/15/2026	1,255,000	1,237,249
		3,746,619

Financial Services (0.48%)
Morgan Stanley
5.000% 11/24/2025	1,030,000	1,030,159
Northern Trust Corp.
3M US L + 1.131% 05/08/2032 (b)	1,349,000	1,258,127
		2,288,286

Life Insurance (0.24%)
Principal Financial Group, Inc.
3.100% 11/15/2026	1,201,000	1,148,839

Real Estate (0.53%)
Simon Property Group LP
2.450% 09/13/2029	1,440,000	1,277,724
Welltower OP LLC
4.125% 03/15/2029	1,310,000	1,268,982
		2,546,706

TOTAL FINANCIALS		18,129,275

	Principal	Value
	Amount	(Note 2)
HEALTH CARE (1.27%)
Health Care Facilities & Services (0.53%)
CVS Health Corp.
3.250% 08/15/2029	$1,362,000	$1,261,760
Quest Diagnostics, Inc.
6.400% 11/30/2033	1,160,000	1,272,192
		2,533,952

Pharmaceuticals (0.74%)
AbbVie, Inc.
4.250% 11/14/2028	1,255,000	1,248,692
Astrazeneca Finance LLC
1.750% 05/28/2028	1,400,000	1,255,862
Bristol-Myers Squibb Co.
6.800% 11/15/2026	1,000,000	1,059,654
		3,564,208

TOTAL HEALTH CARE		6,098,160

INDUSTRIALS (2.39%)
Aerospace & Defense (0.48%)
General Dynamics Corp.
3.500% 05/15/2025	1,100,000	1,082,750
RTX Corp.
7.500% 09/15/2029	1,085,000	1,225,157
		2,307,907

Engineering & Construction (0.15%)
Fluor Corp.
4.250% 09/15/2028	750,000	723,217

Industrial Other (0.26%)
Emerson Electric Co.
2.000% 12/21/2028	1,370,000	1,226,157

Railroad (0.50%)
CSX Corp.
3.400% 08/01/2024	1,124,000	1,112,476
Union Pacific Corp.
2.400% 02/05/2030	1,419,000	1,261,095
		2,373,571

Transportation & Logistics (0.52%)
FedEx Corp.
2.400% 05/15/2031	1,468,000	1,251,093
United Parcel Service, Inc.
6.200% 01/15/2038	1,092,000	1,242,623
		2,493,716

Waste & Environment Services & Equipment (0.48%)
Republic Services, Inc.
2.300% 03/01/2030	1,429,000	1,252,442
Waste Management, Inc.
7.000% 07/15/2028	953,000	1,053,697
		2,306,139

TOTAL INDUSTRIALS		11,430,707

MATERIALS (0.26%)
Chemicals (0.26%)
Dow Chemical Co.
7.375% 11/01/2029	1,108,000	1,246,878

	Principal	Value
	Amount	(Note 2)
MATERIALS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.
4.725% 11/15/2028	$14,000	$14,131
		1,261,009

TOTAL MATERIALS		1,261,009

UTILITIES (5.90%)
Utilities (5.90%)
Ameren Corp.
1.750% 03/15/2028	1,410,000	1,252,743
Appalachian Power Co., Series AA
2.700% 04/01/2031	1,464,000	1,264,061
Arizona Public Service Co.
2.600% 08/15/2029	1,405,000	1,257,850
Black Hills Corp.
3.050% 10/15/2029	1,410,000	1,265,769
CenterPoint Energy, Inc.
4.250% 11/01/2028	1,201,000	1,159,188
CMS Energy Corp.
3.450% 08/15/2027	1,303,000	1,245,223
Commonwealth Edison Co., Series 122
2.950% 08/15/2027	1,300,000	1,231,633
DTE Electric Co.
6.350% 10/15/2032	1,023,000	1,115,554
Entergy Louisiana LLC
1.600% 12/15/2030	1,530,000	1,232,680
Interstate Power and Light Co.
3.600% 04/01/2029	1,300,000	1,233,194
National Rural Utilities Cooperative Finance Corp.
1.650% 06/15/2031	1,500,000	1,210,786
Nevada Power Co., Series N
6.650% 04/01/2036	1,330,000	1,459,681
NextEra Energy Capital Holdings, Inc.
3.500% 04/01/2029	1,330,000	1,253,701
NiSource, Inc.
2.950% 09/01/2029	1,325,000	1,214,272
Oncor Electric Delivery Co. LLC
3.700% 11/15/2028	1,289,000	1,253,405
Piedmont Natural Gas Co., Inc.
3.500% 06/01/2029	1,285,000	1,202,952
PPL Electric Utilities Corp.
6.450% 08/15/2037	963,000	1,049,006
Puget Energy, Inc.
4.100% 06/15/2030	1,355,000	1,246,398
Southern Co., Series 21-B
1.750% 03/15/2028	1,415,000	1,263,929
Tampa Electric Co.
3.875% 07/12/2024	1,120,000	1,112,431
Virginia Electric and Power Co.
5.000% 01/15/2034	1,200,000	1,196,132
WEC Energy Group, Inc.
1.800% 10/15/2030	1,550,000	1,271,644
Xcel Energy, Inc.
2.600% 12/01/2029	1,420,000	1,270,194
		28,262,426

TOTAL UTILITIES		28,262,426

TOTAL CORPORATE BONDS
(Cost $98,371,848)		$95,206,122

	Principal	Value
	Amount	(Note 2)
FOREIGN CORPORATE BONDS (2.33%)
ENERGY (0.79%)
Exploration & Production (0.26%)
Canadian Natural Resources, Ltd.
3.850% 06/01/2027	$1,280,000	$1,239,499

Pipeline (0.53%)
Enbridge, Inc.
5.700% 03/08/2033	1,223,000	1,262,347
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	1,130,000	1,302,293
		2,564,640

TOTAL ENERGY		3,804,139

FINANCIALS (0.77%)
Diversified Banks (0.77%)
Bank of Nova Scotia
4.750% 02/02/2026	1,225,000	1,223,710
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	1,229,000	1,222,934
Toronto-Dominion Bank
1.200% 06/03/2026	1,340,000	1,235,578

TOTAL FINANCIALS		3,682,222

HEALTH CARE (0.25%)
Pharmaceuticals (0.25%)
Pfizer Investment Enterprises Pte, Ltd.
4.450% 05/19/2028	1,220,000	1,217,779

TOTAL HEALTH CARE		1,217,779

INDUSTRIALS (0.26%)
Railroad (0.26%)
Canadian Pacific Railway Co.
2.900% 02/01/2025	1,250,000	1,221,789

TOTAL INDUSTRIALS		1,221,789

MATERIALS (0.26%)
Metals & Mining (0.26%)
BHP Billiton Finance USA, Ltd.
4.750% 02/28/2028	1,220,000	1,231,192

TOTAL MATERIALS		1,231,192

TOTAL FOREIGN CORPORATE BONDS
(Cost $11,350,468)		$11,157,121

GOVERNMENT & AGENCY OBLIGATIONS (4.62%)
U.S. Treasury Bonds
2.875% 08/15/2028	290,000	277,817
U.S. Treasury Notes
0.250% 08/31/2025	800,000	750,031
2.625% 04/15/2025	6,700,000	6,547,680
3.000% 07/15/2025	6,700,000	6,567,047
3.500% 09/15/2025	6,700,000	6,610,885
4.125% 06/15/2026	670,000	670,248
4.250% 05/31/2025	670,000	667,775

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $22,077,562)		$22,091,483

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (1.78%)
MONEY MARKET FUND (1.78%)
First American Treasury Obligations Fund, 12/31/2049	5.220	%(c)	8,539,153	$8,539,153

TOTAL SHORT TERM INVESTMENTS
(Cost $8,539,153)				$8,539,153

TOTAL INVESTMENTS (99.77%)
(Cost $342,806,042)				$477,751,537

Other Assets In Excess Of Liabilities (0.23%)				1,102,324

NET ASSETS (100.00%)				$478,853,861

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described below. The rate in effect as of January 31, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.
(c)	Represents the 7-day yield.

Common Abbreviations:
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

Libor Rates:
3M US L - 3 Month LIBOR as of January 31, 2024 was 5.58%

LIBOR Risk: As a result of supervisory guidance and requirements of law, regulated entities have generally ceased investing in LIBOR contracts. Moreover, most LIBOR settings have ceased to be published. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. All such synthetic LIBOR settings are expected to be discontinued by September 30, 2024.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2024 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) as the Fund’s Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using Fair Value Pricing Procedures ("Pricing Procedures") approved by the Board. The Pricing Procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund. A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2024 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$340,757,658	$–	$–	$340,757,658
Corporate Bonds(a)	–	95,206,122	–	95,206,122
Foreign Corporate Bonds(a)	–	11,157,121	–	11,157,121
Government & Agency Obligations	–	22,091,483	–	22,091,483
Short Term Investments	8,539,153	–	–	8,539,153
TOTAL	$349,296,811	$128,454,726	$–	$477,751,537

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2024, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.